May 27, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Delaware Wilshire Private Markets Tender Fund: Registration Statement on Form N-2 (File Nos. 333-[ ] and 811-23562)

Ladies and Gentlemen:

On behalf of our client, Delaware Wilshire Private Markets Tender Fund (the “Fund”), we are filing the Fund’s initial registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 4 to the Fund’s registration statement under the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-2 (the “Registration Statement”).

On behalf of the Fund, we are respectfully requesting selective review of the Registration Statement pursuant to the guidance set forth in Investment Company Act Release No. 13768. The disclosure contained in the Fund’s Prospectus and Statement of Additional Information included in the Registration Statement is substantially similar to the disclosure reviewed by the SEC Staff contained in the Prospectus and Statement of Additional Information for the Delaware Wilshire Private Markets Fund (the “Auction Fund”) included in Pre-Effective Amendment No. 3 to the Auction Fund’s registration statement (File Nos. 333-249834 and 811-23561), which was filed with the U.S. Securities and Exchange Commission under the 1933 Act via EDGAR Accession No. 0001398344-21-007128 on March 29, 2021 (“Pre-Effective Amendment No. 3 to the Auction Fund Registration Statement”), and amended by Post-Effective Amendment No. 1 to the Auction Fund’s registration statement (File Nos. 333-249834 and 811-23561), which was filed with the U.S. Securities and Exchange Commission pursuant to Rule 486(b) under the 1933 Act via EDGAR Accession No. 0001398344-21-015090 on July 29, 2021 (“Post-Effective Amendment No. 1 to the Auction Fund Registration Statement”), except for the inclusion of certain information relating to the Fund and the Fund’s registration under the 1933 Act. In support of this request, the Fund will furnish the staff, upon request, with a blackline of the Prospectus and Statement of Additional Information included in the Registration Statement against the Prospectus and Statement of Additional Information included in Pre-Effective Amendment No. 3 to the Auction Fund Registration Statement and Post-Effective Amendment No. 1 to the Auction Fund Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 215.963.5598.

Sincerely,

/s/ Sean Graber
Sean Graber

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001